Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events
Subsequent Events

12. Subsequent Events:

(a)

Quarterly Series A Preferred unit cash distribution: On July 22, 2026, the Partnership’s Board of Directors declared a cash distribution of $0.5625 per unit on its Series A Preferred Units for the period May 12, 2026, to August 11, 2026. The cash distribution was paid on August 12, 2026, to all Series A preferred unitholders of record as of August 5, 2026.

(b)

Quarterly Common unit cash distribution: On August 12, 2026, the Board of Directors approved a quarterly cash distribution, for the quarter ended June 30, 2026, of $0.050 per common unit, which was paid on August 28, 2026, to all unitholders of record as of August 24, 2026.